ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
17. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at	December 31, 2018	December 31, 2017
Trade payable and accrued liabilities	$108,295	$69,155
Payroll and government remittances	17,340	15,591
	$125,635	$84,746

Accounts payable are non-interest bearing and are generally due within 30 days or payable on demand.

The fair value of accounts payable and accrued liabilities approximate their carrying amount. Trade payables relate mainly to the acquisition of materials, supplies and contractor services.